Leases (Tables)	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
Schedule of Operating Leases Expenses	The balances for the operating leases where the Group is the lessee are presented as follows within the consolidated balance sheets:
	December 31,	June 30,
	2023	2024

Operating lease right-of-use assets, net	$1,280	$978
Lease liabilities - current	$748	$765
Lease liabilities – non-current	504	154
Total operating lease liabilities	$1,252	$919
The components of lease expenses were as follows:
	For the six months ended June 30,
	2023	2024
Lease cost
Amortization of right-of-use assets	350	392
Interest of operating lease liabilities	9	25
Total Lease cost	$359	$417
Other information related to leases where the Group is the lessee is as follows:
	December 31,	June 30,
	2023	2024

Weighted-average remaining lease term	1.11	0.84
Weighted-average discount rate	4.3%	4.3%

Schedule of Future Minimum Payments	As of June 30, 2024, the following is a schedule of future minimum payments under the Group’s operating leases:
For the calendar year ended December 31,	Operating Leases
remainder of 2024	$380
2025	549
2026	15
Total lease payments	944
Less: imputed interest	(25)
Total	$919